NET LOSS PER SHARE - Additional information (Details) - shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
NET LOSS PER SHARE
Antidilutive shares	8,805,748	9,060,041	9,479,522